Summary of Principal Accounting Policies (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders - basic	$ 40,001,485	$ 51,957,425	$ (56,971,404)
Increase (Decrease) of income from Leju	(2,208,892)
Interest of Convertible Senior Notes (including stated interest and amortization of discount and issuance costs)		192,566
Net income (loss) attributable to E-House ordinary shareholders diluted	37,792,593	52,149,991	(56,971,404)
Weighted average ordinary shares outstanding - basic	139,211,442	130,163,165	106,159,388
Convertible senior notes		334,821
Share options and restricted shares	7,476,393	5,282,011
Weighted average number of ordinary shares outstanding diluted	146,687,835	135,779,997	106,159,388
Basic earnings (loss) per share	$ 0.29	$ 0.40	$ (0.54)
Diluted earnings (loss) per share	$ 0.26	$ 0.38	$ (0.54)
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Net income (loss) allocated	12,335,673	(871,136)	(14,077,967)
Non-controlling interest	152,376,115	13,933,276
Effects of changes in E-House's ownership interest in CRIC, Leju and other significantly less than wholly owned subsidiaries on equity attributable to E-House
Net income (loss) attributable to E-House	40,001,485	51,957,425	(56,971,404)
Transfers to the non-controlling interest:
Increase in E-house Equity by partial disposal of subsidiaries	138,477,580
Increase in E-House's additional paid-in capital for issuing Leju's shares to Public	70,068,096
Decrease in E-House's additional paid-in capital for acquisition of non-controlling interest	(30,720,088)
Net transfers from (to) non-controlling interest	156,314,900
Change from net income attributable to E-House and transfers (to) from non-controlling interest	196,316,385
Share options and restricted shares
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Instruments excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)			14,660,788
Convertible senior notes
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Instruments excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)	8,959,127
CRIC
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Net income (loss) allocated			(13,547,386)
Effects of changes in E-House's ownership interest in CRIC, Leju and other significantly less than wholly owned subsidiaries on equity attributable to E-House
Net income (loss) attributable to E-House		51,957,425	(56,971,404)
Transfers to the non-controlling interest:
Decrease in E-House's additional paid-in capital for purchase of 64,642,647 CRIC common shares for the years ended December 31, 2012 respectively			(149,461,182)
Purchase of common shares to effect changes in E-house's ownership interest (in shares)			64,642,647
Increase (Decrease) in E-House's additional paid-in capital for the exercise of Online's options and the vesting of Online's restricted shares			(332,951)
Net transfers from (to) non-controlling interest			(149,794,133)
Change from net income attributable to E-House and transfers (to) from non-controlling interest		51,957,425	(206,765,537)
Leju Holdings Ltd.
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Net income (loss) allocated	50,702,835
Ownership interest (as a percent)	69.90%
Non-controlling interest	124,892,590
Transfers to the non-controlling interest:
Decrease in E-House additional paid-in capital for Leju share distribution to E-house shareholders	(21,569,028)
Increase (Decrease) in E-House's additional paid-in capital for the exercise of Online's options and the vesting of Online's restricted shares	$ 58,340